Capital adequacy - Capital adequacy analysis (Details)	Sep. 30, 2018	Dec. 31, 2017
Capital adequacy
Common Equity Tier 1 capital ratio	20.10%	20.60%
Tier 1 capital ratio	20.10%	20.60%
Total capital ratio	20.10%	23.00%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	8.50%	8.40%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which Common Equity Tier 1 capital requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	1.50%	1.40%
Common Equity Tier 1 capital available to meet buffers	14.10%	14.60%
Total capital ratio according to Basel I floor		21.90%
Minimum requirement of Common Equity Tier 1 capital	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Common Equity Tier 1 used to meet Tier 1 requirements	1.50%